Insurance contracts	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Insurance contracts
34 Insurance contracts
34.1 Underwriting risk
Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase the required reserves for these future claims, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into the income statement over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.
Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease, for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, Aegon also sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than the expenses assumed beforehand by management and that were priced into the products.

Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintain a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.
Sensitivity analysis of net income and shareholders’ equity to various underwriting risks is shown in the table that follows. Aegon’s best estimate assumptions already include expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, exposed to an increase and to a decrease in the rates. The table below indicates that the morbidity sensitivity has the largest impact and in aggregate, Aegon is exposed to a decrease in mortality rates.
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks

	2020		2019
Estimated approximate effect	On shareholders’ equity	On net income	On shareholders’ equity	On net income
20% increase in lapse rates	(151)	156	152	143
20% decrease in lapse rates	47	(157)	(169)	(156)
5% increase in mortality rates	52	344	261	192
5% decrease in mortality rates	(217)	(354)	(322)	(240)
10% increase in morbidity rates	(225)	(235)	(370)	(376)
10% decrease in morbidity rates	134	140	191	196
Aegon the Netherlands partially hedges and reinsures the risk of future longevity increases in the Netherlands.
34.2 Insurance contracts for general account

	2020	2019
Life insurance	109,062	109,310
Non-life insurance
- Unearned premiums and unexpired risks	6,117	6,002
- Outstanding claims	2,120	2,417
- Incurred but not reported claims	881	772
Incoming reinsurance	3,965	4,385
At December 31	122,146	122,885

	2020	2019
Non-life insurance:
- Accident and health insurance	8,887	8,955
- General insurance	231	235
Total non-life insurance	9,118	9,190

Movements during the year in life insurance:	2020	2019
At January 1	109,310	101,840
Disposals	-	(44)
Portfolio transfers and acquisitions	(29)	(8)
Gross premium and deposits – existing and new business	6,758	6,913
Unwind of discount / interest credited	3,725	3,795
Insurance liabilities released	(9,557)	(9,867)
Changes in valuation of expected future benefits	1,918	800
Loss recognized as a result of liability adequacy testing	903	1,587
Shadow accounting adjustments	1,419	1,948
Net exchange differences	(5,842)	1,260
Transfer (to) / from reinsurance assets	(12)	18
Transfer (to) / from insurance contracts for account of policyholders	465	1,050
Other	3	17
At December 31	109,062	109,310
The LAT deficit per December 31, 2020 in Aegon the Netherlands amounted to EUR 7.0 billion (2019: EUR 5.1 billion), which was partially offset by the shadow loss recognition of EUR 4.5 billion (2019: EUR 3.4 billion), resulting in a net deficit of EUR 2.5 billion (2019: EUR 1.7 billion).
During 2020, the net LAT deficit of Aegon the Netherlands worsened from EUR 1.7 billion to EUR 2.5 billion, which led to the recognition of additional insurance contracts liabilities per December 31, 2020 of EUR 0.8 billion. The LAT deficit was negatively impacted by the impact of lower interest rate of EUR 1.5 billion (2019: EUR 1.3 billion) and adverse credit spread movements (widening mortgage spreads, tightened liquidity premium) of EUR 0.3 billion (2019: EUR 0.8 billion). This was partly offset by other favorable impacts (model and assumptions updates and portfolio changes) totaling EUR 1.0 billion (2019: EUR 0.2 billion negative).
As a result of the current deficit, changes in the LAT of Aegon the Netherlands, triggered by up or down movements in interest rates, are directly recognized in the income statement. However, net income is less sensitive to interest rate movements as the results from interest rate hedging are also recognized in net income.
Furthermore, as a result of the current negative LAT deficit position, results are volatile due to changes in credit spreads as these are not hedged. Please find below the estimated sensitivities on shareholders’ equity and on net income, for up and down shocks for credit spreads, mortgage spreads for the bond and mortgage portfolio and liquidity premium shocks for general account insurance liabilities.

Sensitivity analysis of net income and shareholders’ equity	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2020
Shift up 50 basis points - Bond credit spreads	(185)	(1,998)
Shift down 50 basis points - Bond credit spreads	172	1,873
Shift up 50 basis points - Mortgage spreads	(449)	(449)
Shift down 50 basis points - Mortgage spreads	476	477
Shift up 5 basis points - Liquidity premium	162	159
Shift down 5 basis points - Liquidity premium	(164)	(161)

2019
Shift up 50 basis points - Bond credit spreads	(205)	(2,386)
Shift down 50 basis points - Bond credit spreads	198	2,117
Shift up 50 basis points - Mortgage spreads	(440)	(440)
Shift down 50 basis points - Mortgage spreads	467	467
Shift up 5 basis points - Liquidity premium	104	101
Shift down 5 basis points - Liquidity premium	(105)	(103)

Movements during the year in non-life insurance:	2020	2019
At January 1	9,190	8,499
Portfolio transfers and acquisitions	6	-
Gross premiums – existing and new business	1,551	1,594
Unwind of discount / interest credited	499	481
Insurance liabilities released	(1,080)	(1,087)
Changes in valuation of expected future claims	77	(7)
Change in unearned premiums	(724)	(720)
Change in unexpired risks	2	2
Incurred related to current year	670	718
Incurred related to prior years	259	316
Release for claims settled current year	(257)	(292)
Release for claims settled prior years	(860)	(788)
Shadow accounting adjustments	385	422
Change in IBNR	117	(73)
Net exchange differences	(709)	131
Other	(6)	(5)
At December 31	9,118	9,190

Movements during the year in incoming reinsurance:	2020	2019
At January 1	4,385	4,377
Gross premium and deposits – existing and new business	1,306	1,397
Unwind of discount / interest credited	203	211
Insurance liabilities released	(1,656)	(1,668)
Changes in valuation of expected future benefits	66	(30)
Shadow accounting adjustments	8	12
Loss recognized as a result of liability adequacy	10	3
Net exchange differences	(358)	81
Other	2	2
At December 31	3,965	4,385

34.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2020	2019
At January 1	135,710	117,113
Disposal of a business	-	(196)
Portfolio transfers and acquisitions	(64)	(10)
Gross premium and deposits – existing and new business	7,030	9,122
Unwind of discount / interest credited	13,858	19,780
Insurance liabilities released	(10,160)	(11,103)
Fund charges released	(1,644)	(1,677)
Changes in valuation of expected future benefits	(266)	861
Transfer (to) / from insurance contracts	(465)	(1,050)
Net exchange differences	(8,558)	2,868
Other	-	2
At December 31	135,441	135,710